UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2016

Date of reporting period:	October 31, 2015

Item 1. Schedule of Investments:

Putnam Short Term Investment Fund

The fund's portfolio
10/31/15 (Unaudited)

REPURCHASE AGREEMENTS (35.9%)(a)
			Principal amount	Value

Interest in $72,000,000 joint tri-party repurchase agreement dated 10/30/15 with Bank of Nova Scotia due 11/2/15 - maturity value of $52,000,260 for an effective yield of 0.060% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 0.125% to 6.875% and due dates ranging from 2/29/16 to 5/15/43, valued at $73,440,368)			$52,000,000	$52,000,000

Interest in $165,500,000 tri-party term repurchase agreement dated 10/27/15 with Barclays Capital, Inc. due 11/3/15 - maturity value of $165,502,574 for an effective yield of 0.08% (collateralized by various mortgage backed securities with coupon rates ranging from 3.000% to 4.500% and due dates ranging from 7/1/30 to 10/1/45, valued at $168,810,000)			165,500,000	165,500,000

Interest in $150,000,000 tri-party repurchase agreement dated 10/30/15 with Barclays Capital, Inc. due 11/2/15 - maturity value of $150,001,000 for an effective yield of 0.080% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 0.065% to 2.250% and due dates ranging from 1/31/16 to 11/15/24, valued at $153,000,028)			150,000,000	150,000,000

Interest in $33,000,000 tri-party term repurchase agreement dated 9/21/15 with BNP Paribas Securities Corp. due 12/21/15 - maturity value of $33,022,523 for an effective yield of 0.27% (collateralized by various corporate bonds and notes with coupon rates ranging from 0.625% to 9.455% and due dates ranging from 2/25/16 to 3/1/46, valued at $34,650,063) (IR)			33,000,000	33,000,932

Interest in $122,000,000 tri-party repurchase agreement dated 10/30/15 with BNP Paribas Securities Corp. due 11/2/15 - maturity value of $122,000,915 for an effective yield of 0.090% (collateralized by various U.S. Treasury notes and various mortgage backed securities with coupon rates ranging from 0.500% to 6.250% and due dates ranging from 3/31/17 to 9/20/45, valued at $124,440,065)			122,000,000	122,000,000

Interest in $266,500,000 joint tri-party term repurchase agreement dated 10/29/15 with Citigroup Global Markets, Inc. due 11/5/15 - maturity value of $163,002,853 for an effective yield of 0.090% (collateralized by a U.S. Treasury note and various mortgage backed securities with coupon rates ranging from 0.125% to 2.800% and due dates ranging from 4/15/16 to 10/8/24, valued at $271,830,001)			163,000,000	163,000,000

Interest in $347,000,000 joint tri-party repurchase agreement dated 10/30/15 with Citigroup Global Markets, Inc. due 11/2/15 - maturity value of $121,193,010 for an effective yield of 0.10% (collateralized by various mortgage backed securities with coupon rates ranging from 2.000% to 6.000% and due dates ranging from 10/20/27 to 10/20/45, valued at $353,940,000)			121,192,000	121,192,000

Interest in $84,000,000 tri-party repurchase agreement dated 10/30/15 with Goldman, Sachs & Co. due 11/2/15 - maturity value of $84,000,560 for an effective yield of 0.080% (collateralized by various mortgage backed securities with coupon rates ranging from 2.500% to 5.500% and due dates ranging from 11/1/24 to 8/1/45, valued at $85,680,001)			84,000,000	84,000,000

Interest in $391,102,000 joint tri-party repurchase agreement dated 10/30/15 with Merrill Lynch, Pierce, Fenner and Smith Inc. due 11/2/15 - maturity value of $137,275,915 for an effective yield of 0.080% (collateralized by various mortgage backed securities with coupon rates ranging from 3.500% to 4.000% and due dates ranging from 9/1/44 to 10/1/45, valued at $398,924,040)			137,275,000	137,275,000

Interest in $100,000,000 joint tri-party term repurchase agreement dated 10/27/15 with Merrill Lynch, Pierce, Fenner and Smith Inc. due 11/3/15 - maturity value of $60,000,817 for an effective yield of 0.070% (collateralized by a mortgage backed security with a coupon rate of 4.000% and a due date of 9/1/44, valued at $102,000,001)			60,000,000	60,000,000

Interest in $175,000,000 tri-party repurchase agreement dated 10/30/15 with RBC Capital Markets, LLC due 11/2/15 - maturity value of $175,001,458 for an effective yield of 0.10% (collateralized by various mortgage backed securities with coupon rates ranging from 2.000% to 4.500% and due dates ranging from 6/1/28 to 5/20/65, valued at $178,501,488)			175,000,000	175,000,000

Total repurchase agreements (cost $1,262,967,000)				$1,262,967,932

COMMERCIAL PAPER (26.5%)(a)
	Yield (%)	Maturity date	Principal amount	Value

AbbVie, Inc.	0.300	11/19/15	$17,000,000	$16,997,847

ABN AMRO Funding USA, LLC	0.135	11/5/15	17,000,000	16,999,575

American Express Credit Corp.	0.220	12/21/15	15,000,000	14,993,955

American Express Credit Corp.	0.210	12/9/15	2,500,000	2,499,269

American Honda Finance Corp.	0.240	2/4/16	31,750,000	31,730,153

American Honda Finance Corp.	0.170	12/17/15	3,000,000	2,999,344

Apple, Inc.	0.170	11/9/15	25,000,000	24,999,167

Apple, Inc.	0.140	12/14/15	5,000,000	4,998,938

Apple, Inc.	0.110	12/18/15	5,000,000	4,998,809

AXA Financial, Inc.	0.220	11/23/15	15,000,000	14,997,630

Barclays Bank PLC (United Kingdom)	0.200	11/16/15	15,000,000	14,998,222

BPCE SA (France)	0.130	11/23/15	15,000,000	14,998,630

Canada (Government of) (Canada)	0.180	1/25/16	24,000,000	23,991,532

Canada (Government of) (Canada)	0.140	11/3/15	25,000,000	24,999,953

Chevron Corp.	0.140	12/14/15	16,900,000	16,896,409

Coca-Cola Co. (The)	0.110	11/9/15	19,500,000	19,499,577

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY (Netherlands)	0.315	3/10/16	20,000,000	19,973,673

Danaher Corp.	0.190	12/8/15	12,000,000	11,997,504

Danaher Corp.	0.150	12/4/15	2,500,000	2,499,545

Danaher Corp.	0.150	11/6/15	3,070,000	3,069,910

Danske Corp. (Denmark)	0.160	12/15/15	15,000,000	14,994,231

DnB Bank ASA (Norway)	0.110	11/13/15	6,120,000	6,119,741

DnB Bank ASA 144A (Norway)	0.230	1/13/16	30,000,000	29,988,125

Export Development Canada (Canada)	0.310	1/20/16	25,000,000	24,991,060

Export Development Canada (Canada)	0.240	12/4/15	1,600,000	1,599,876

General Electric Capital Corp.	0.130	12/9/15	30,000,000	29,994,567

Lloyds Bank PLC (United Kingdom)	0.300	2/1/16	15,175,000	15,163,588

Lloyds Bank PLC (United Kingdom)	0.280	1/4/16	15,000,000	14,993,620

National Australia Bank, Ltd. (Australia)	0.225	1/12/16	30,000,000	29,989,578

Nationwide Building Society 144A (United Kingdom)	0.370	11/16/15	31,375,000	31,372,733

Nestle Capital Corp.	0.250	2/11/16	22,000,000	21,988,751

Nestle Finance International, Ltd. (Switzerland)	0.100	12/4/15	8,000,000	7,999,214

Nordea Bank AB (Sweden)	0.381	2/29/16	12,500,000	12,487,419

Nordea Bank AB (Sweden)	0.230	1/21/16	5,000,000	4,997,372

Nordea Bank AB 144A (Sweden)	0.300	2/2/16	17,500,000	17,488,547

Procter & Gamble Co. (The)	0.100	12/1/15	30,000,000	29,998,027

Prudential PLC (United Kingdom)	0.247	11/9/15	17,750,000	17,749,260

Prudential PLC 144A (United Kingdom)	0.250	1/19/16	13,250,000	13,242,607

Roche Holdings, Inc. (Switzerland)	0.130	11/2/15	8,500,000	8,499,915

Roche Holdings, Inc. (Switzerland)	0.120	12/16/15	25,000,000	24,994,354

Simon Property Group LP	0.260	1/19/16	16,000,000	15,991,072

Simon Property Group LP 144A	0.260	1/12/16	8,000,000	7,996,070

Simon Property Group LP 144A	0.170	11/16/15	6,500,000	6,499,530

Skandinaviska Enskilda Banken AB (Sweden)	0.330	2/25/16	15,000,000	14,985,938

Skandinaviska Enskilda Banken AB (Sweden)	0.180	12/17/15	5,000,000	4,999,040

Skandinaviska Enskilda Banken AB (Sweden)	0.150	12/8/15	15,000,000	14,997,855

Standard Chartered Bank/New York 144A	0.340	12/17/15	30,000,000	29,991,120

Stanley Black & Decker, Inc.	0.330	11/4/15	15,000,000	14,999,629

Stanley Black & Decker, Inc.	0.300	11/16/15	5,000,000	4,999,544

Svenska Handelsbanken AB (Sweden)	0.300	11/24/15	36,000,000	35,995,950

Swedbank AB (Sweden)	0.305	11/30/15	34,000,000	33,996,164

Toronto-Dominion Holdings USA, Inc. 144A (Canada)	0.250	2/16/16	20,000,000	19,985,467

Toyota Motor Credit Corp.	0.220	12/8/15	30,000,000	29,995,515

UnitedHealth Group, Inc.	0.310	11/2/15	15,000,000	14,999,726

Wal-Mart Stores, Inc.	0.100	11/16/15	35,000,000	34,999,008

Total commercial paper (cost $933,190,330)				$933,223,855

ASSET-BACKED COMMERCIAL PAPER (11.3%)(a)
	Yield (%)	Maturity date	Principal amount	Value

CAFCO, LLC	0.150	11/18/15	$21,200,000	$21,198,512

CHARTA, LLC	0.280	12/14/15	32,000,000	31,992,000

CIESCO, LLC	0.300	12/4/15	18,000,000	17,996,973

CRC Funding, LLC	0.280	2/22/16	12,000,000	11,987,350

CRC Funding, LLC	0.250	11/12/15	22,460,000	22,459,067

Fairway Finance, LLC 144A (Canada)	0.280	11/12/15	15,000,000	14,999,150

Fairway Finance, LLC 144A (Canada)	0.130	11/4/15	15,000,000	14,999,692

Liberty Street Funding, LLC (Canada)	0.300	1/22/16	20,000,000	19,985,627

Liberty Street Funding, LLC (Canada)	0.300	1/14/16	12,750,000	12,742,140

Manhattan Asset Funding Co., LLC (Japan)	0.200	12/11/15	22,000,000	21,994,507

Manhattan Asset Funding Co., LLC (Japan)	0.200	11/16/15	11,000,000	10,999,133

MetLife Short Term Funding, LLC 144A	0.210	11/2/15	35,000,000	34,999,664

Old Line Funding, LLC 144A	0.276	1/25/16	24,500,000	24,498,849

Old Line Funding, LLC 144A	0.276	1/15/16	6,500,000	6,499,760

Regency Markets No. 1, LLC	0.180	11/25/15	22,000,000	21,997,045

Regency Markets No. 1, LLC 144A	0.180	11/20/15	10,000,000	9,998,950

Sheffield Receivables Co., LLC (United Kingdom)	0.240	11/23/15	15,000,000	14,998,170

Thunder Bay Funding, LLC	0.270	11/20/15	7,000,000	6,999,265

Thunder Bay Funding, LLC 144A	0.276	1/15/16	28,325,000	28,323,867

Victory Receivables Corp. (Japan)	0.230	12/11/15	5,000,000	4,998,752

Victory Receivables Corp. 144A (Japan)	0.190	11/6/15	29,000,000	28,999,154

Working Capital Management Co. (Japan)	0.190	12/2/15	5,000,000	4,999,102

Working Capital Management Co. (Japan)	0.190	11/9/15	10,800,000	10,799,538

Total asset-backed commercial paper (cost $399,466,495)				$399,466,267

CERTIFICATES OF DEPOSIT (8.2%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Australia & New Zealand Banking Group, Ltd./New York, NY	0.270	2/8/16	$30,000,000	$29,997,725

Bank of America, NA	0.260	11/9/15	35,375,000	35,376,380

Canadian Imperial Bank of Commerce/New York, NY	0.250	11/25/15	36,000,000	36,003,326

Citibank, NA	0.290	11/23/15	15,000,000	15,001,619

Citibank, NA	0.290	11/13/15	22,000,000	22,001,557

Credit Agricole Corporate and Investment Bank/New York (France)	0.170	11/5/15	15,225,000	15,225,066

Mizuho Bank, Ltd./NY	0.320	11/17/15	19,000,000	19,001,234

Rabobank London (United Kingdom)	0.200	11/5/15	11,250,000	11,250,270

Royal Bank of Canada/New York, NY FRN (Canada)	0.287	11/10/15	21,175,000	21,174,767

Royal Bank of Canada/New York, NY FRN (Canada)	0.254	11/3/15	11,000,000	11,000,000

Toronto-Dominion Bank/NY FRN (Canada)	0.287	11/18/15	10,000,000	9,999,750

Wells Fargo Bank, NA FRN	0.354	11/18/15	15,000,000	14,999,835

Wells Fargo Bank, NA FRN	0.295	11/20/15	15,000,000	14,999,775

Westpac Banking Corp./NY FRN (Australia)	0.299	11/16/15	32,000,000	31,999,840

Total certificates of deposit (cost $288,027,892)				$288,031,144

U.S. GOVERNMENT AGENCY OBLIGATIONS (7.0%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Federal Home Loan Banks unsec. discount notes	0.189	11/25/15	$30,000,000	$29,999,520

Federal Home Loan Banks unsec. discount notes	0.185	11/20/15	16,000,000	15,999,792

Federal Home Loan Banks unsec. discount notes	0.180	11/18/15	2,500,000	2,499,973

Federal Home Loan Banks unsec. discount notes	0.180	11/5/15	1,100,000	1,099,998

Federal Home Loan Banks unsec. discount notes	0.180	11/3/15	1,000,000	999,999

Federal Home Loan Banks unsec. discount notes	0.176	11/9/15	31,900,000	31,899,841

Federal Home Loan Banks unsec. discount notes	0.155	11/4/15	24,000,000	23,999,976

Federal Home Loan Banks unsec. discount notes	0.119	1/22/16	31,000,000	30,993,707

Federal Home Loan Banks unsec. discount notes	0.105	1/19/16	30,000,000	29,994,150

Federal Home Loan Mortgage Corporation unsec. discount notes	0.250	11/18/15	25,000,000	24,999,725

Federal National Mortgage Association unsec. discount notes	0.190	12/14/15	5,000,000	4,999,765

Federal National Mortgage Association unsec. discount notes	0.170	11/17/15	7,000,000	6,999,930

Federal National Mortgage Association unsec. discount notes	0.160	11/4/15	7,300,000	7,299,993

Federal National Mortgage Association unsec. discount notes	0.145	11/2/15	12,000,000	12,000,000

Federal National Mortgage Association unsec. discount notes	0.030	11/16/15	22,000,000	21,999,780

Total U.S. government agency obligations (cost $245,772,504)				$245,786,149

U.S. TREASURY OBLIGATIONS (4.8%)(a)
	Yield (%)	Maturity date	Principal amount	Value

U.S. Treasury FRN	0.104	1/31/17	$42,150,000	$42,143,976
U.S. Treasury FRN	0.090	7/31/16	33,810,000	33,814,869
U.S. Treasury FRN	0.089	4/30/16	31,600,000	31,603,135
U.S. Treasury FRN	0.073	10/31/16	35,500,000	35,491,001
U.S. Treasury FRN	0.065	1/31/16	24,500,000	24,501,230

Total U.S. treasury obligations (cost $167,559,775)				$167,554,211

MUNICIPAL BONDS AND NOTES (3.9%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Duke University Commercial Paper, Ser. B-98	0.140	12/17/15	$15,000,000	$14,996,520

Johns Hopkins University Commercial Paper, Ser. C	0.200	11/17/15	9,600,000	9,600,192

Johns Hopkins University Commercial Paper, Ser. C	0.200	11/3/15	10,000,000	10,000,100

President and Fellows of Harvard College Commercial Paper	0.200	12/3/15	28,745,000	28,742,877

Texas A&M University Commercial Paper, Ser. B	0.250	11/17/15	22,600,000	22,600,226

Texas A&M University Commercial Paper, Ser. B	0.240	1/12/16	11,000,000	11,000,220

University of Chicago Commercial Paper	0.150	12/15/15	15,000,000	14,997,450

University of Chicago Commercial Paper, Ser. A	0.150	12/2/15	20,000,000	19,997,600

Yale University Commercial Paper	0.110	11/18/15	5,000,000	4,999,665

Total municipal bonds and notes (cost $136,931,607)				$136,934,850

TIME DEPOSITS (2.5%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Australia & New Zealand Banking Group Ltd./Cayman Islands (Cayman Islands)	0.150	11/2/15	$35,250,000	$35,250,000

Credit Agricole Corporate and Investment Bank/Grand Cayman (Cayman Islands)	0.070	11/2/15	17,500,000	17,500,000

Svenska Handelsbanken/Cayman Islands (Sweden)	0.050	11/2/15	35,250,000	35,250,000

Total time deposits (cost $88,000,000)				$88,000,000

TOTAL INVESTMENTS

Total investments (cost $3,521,915,603)(b)				$3,521,964,408

Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2015 through October 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $3,521,572,319.
(b)	The aggregate identified cost on a tax basis is $3,521,915,603, resulting in gross unrealized appreciation and depreciation of $63,121 and $14,316, respectively, or net unrealized appreciation of $48,805.
(IR)	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	75.9%
	Canada	5.7
	Sweden	5.0
	United Kingdom	3.8
	Japan	2.3
	Australia	1.8
	Cayman Islands	1.5
	Switzerland	1.2
	Norway	1.0
	France	0.8
	Netherlands	0.6
	Denmark	0.4

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$399,466,267	$—
Certificates of deposit	—	288,031,144	—
Commercial paper	—	933,223,855	—
Municipal bonds and notes	—	136,934,850	—
Repurchase agreements	—	1,262,967,932	—
Time deposits	—	88,000,000	—
U.S. government agency obligations	—	245,786,149	—
U.S. treasury obligations	—	167,554,211	—

Totals by level	$—	$3,521,964,408	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of Nova Scotia	Barclays Capital, Inc.	BNP Paribas Securities Corp	Citigroup Global Markets, Inc.	Goldman, Sachs & Co.	Merrill Lynch, Pierce, Fenner and Smith Inc.	RBC Capital Markets, LLC	Total

	Assets:
	Repurchase agreements	$52,000,000	$315,500,000	$155,000,932	$ 284,192,000	$84,000,000	$197,275,000	$175,000,000	$1,262,967,932

	Total Assets	$52,000,000	$315,500,000	$155,000,932	$284,192,000	$84,000,000	$197,275,000	$175,000,000	$1,262,967,932

	Liabilities:

	Total Liabilities	$—	$—	$—	$—	$—	$—	$—	$—

	Total Financial and Derivative Net Assets	$52,000,000	$315,500,000	$155,000,932	$284,192,000	$84,000,000	$197,275,000	$175,000,000	$1,262,967,932
	Total collateral received (pledged)##†	$52,000,000	$315,500,000	$155,000,932	$284,192,000	$84,000,000	$197,275,000	$175,000,000
	Net amount	$—	$—	$—	$—	$—	$—	$—

†	Additional collateral may be required from certain brokers based on individual agreements.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 29, 2015